Document and Entity Information	Nov. 30, 2020
Cover [Abstract]
Entity Registrant Name	APARTMENT INVESTMENT & MANAGEMENT CO
Entity Incorporation State Country Code	MD
Amendment Flag	false
Entity Central Index Key	0000922864
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Nov. 30, 2020
Entity File Number	1-13232
Entity Tax Identification Number	84-1259577
Entity Address, Address Line One	4582 SOUTH ULSTER STREET
Entity Address, Address Line Two	SUITE 1700
Entity Address, City or Town	DENVER
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80237
City Area Code	(303)
Local Phone Number	757-8101
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Aimco Investment and Management Company Class A Common Stock
Trading Symbol	AIV
Security Exchange Name	NYSE
Entity Emerging Growth Company	false